Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows [Line Items]
Inflows	S/ 88,968	S/ 125,537
Outflows	(1,627)	(17,603)
Net	87,341	107,934
Discounted at the applicable interbank rates	86,893	106,601
Less than 3 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows [Line Items]
Inflows	88,968
Outflows	(1,627)	(1,703)
Net	87,341	(1,703)
Discounted at the applicable interbank rates	86,893	(1,695)
3 to 12 months [[Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows [Line Items]
Inflows
Outflows		(7,908)
Net		(7,908)
Discounted at the applicable interbank rates		(7,716)
1 to 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows [Line Items]
Inflows		125,537
Outflows		(7,992)
Net		117,545
Discounted at the applicable interbank rates		S/ 116,012